N-2 - USD ($)					3 Months Ended											6 Months Ended	12 Months Ended
		Sep. 15, 2026	Sep. 10, 2026	Sep. 01, 2026	Jun. 30, 2026 [6]	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020 [8]	Jul. 29, 2020	[8]
Cover [Abstract]
Entity Central Index Key		0001793855
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-00000
Investment Company Act File Number		811-23490
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Entity Registrant Name		abrdn Global Infrastructure Income Fund
Entity Address, Address Line One		1900 Market Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19103
City Area Code		215
Local Phone Number		405-5700
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	--
Offering expenses Borne by the Fund (as a percentage of offering price)(2)	--
Dividend reinvestment and optional cash purchase plan fees: (per share for open-market purchases of Common Shares)(3)
Fee for Open Market Purchases of Common Shares	$0.02 (per share)
Fee for Optional Shares Purchases	$5.00 (max)
Sales of Shares Held in a Dividend Reinvestment Account	$0.12 (per share) and $25.00 (max)

(1) If Common Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.

(2) Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.

(3) Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent's (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in this Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in this Prospectus.

Sales Load [Percent]	[1]	0.00%
Underwriters Compensation [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to
Common Shares)
Advisory fee(4)	1.34%
Other expenses(5)	0.58%
Acquired fund fees and expenses(6)	1.39%
Total annual expenses	3.31%

(4) Effective May 27, 2026, the Adviser receives an investment advisory fee based on the Fund’s average daily Managed Assets, computed daily and payable monthly, at the following annual rate: 1.35% of the Fund’s average daily Managed Assets up to $500 million, 1.30% of the Fund’s average daily Managed Assets between $500 million and $1 billion, and 1.25% of the Fund’s average daily Managed Assets in excess of $1 billion. “Managed Assets” is defined as total assets of the Fund, including assets attributable to any form of leverage, minus liabilities (other than debt representing leverage and the aggregate liquidation preference of any preferred stock that may be outstanding).

(5) The Fund holds certain portfolio company investments through abrdn Global Infrastructure Income Fund BL, LLC (the “Subsidiary”). Such Subsidiary may be subject to U.S. federal and state corporate-level income taxes. The Fund recorded a deferred tax liability of $1,070,482 primarily associated with its subsidiary’s investments in partnerships for the six-months ended March 31, 2026 and $3,007,019 and $1,797,274 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively. Deferred tax assets and liabilities are recorded for losses or income at the Subsidiary using statutory tax rates. A valuation allowance is provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

(6) Acquired fund fees and expenses are indirect costs incurred by the Fund as a result of investment in one or more private equity investments and include certain expenses incurred in connection with investments in the State Street Institutional U.S. Government Money Market Fund. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Management Fees [Percent]	[3]	1.34%
Interest Expenses on Borrowings [Percent]	[4]	0.58%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	1.39%
Total Annual Expenses [Percent]		3.31%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares, assuming a 5% annual portfolio total return.*

1 Year	3 Years	5 Years	10 Years
$33	$102	$173	$360

* The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements.”

Expense Example, Year 01		$ 33
Expense Example, Years 1 to 3		102
Expense Example, Years 1 to 5		173
Expense Example, Years 1 to 10		$ 360
Purpose of Fee Table , Note [Text Block]

The purpose of the following table and the example below is to help you understand the fees and expenses that holders of common shares of beneficial interest, par value $0.001 per share (“Common Shares”) (the “Common Shareholders”) would bear directly or indirectly. The expenses shown in the table under “Other expenses” are estimated for the Fund’s current fiscal year ending September 30, 2026. The expenses shown in the table are based on the Fund’s capital structure as of March 31, 2026, adjusted to reflect current fees and expenses. The table reflects Fund expenses as a percentage of net assets attributable to Common Shares.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]		Senior Securities The Fund does not currently have any senior securities outstanding.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of income-producing public and private infrastructure equity investments around the world.

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) is invested in U.S. and non-U.S. infrastructure-related issuers. The Fund considers infrastructure-related issuers to be those engaged in the ownership, management, construction, development, operation, utilization or financing of assets in infrastructure-related industries, and includes issuers in the construction and engineering, construction materials, gas utilities, electric utilities, multi-utilities, water utilities, independent power and renewable electricity producers, diversified telecommunication services, wireless telecommunications services, media, transportation infrastructure, ground transportation, and oil, gas and consumable fuels industries, as identified by an independent third-party classification service, or issuers deemed by the Advisers to have similar infrastructure-related characteristics.

The Fund may invest in issuers located anywhere in the world, including issuers located in emerging markets. Under normal circumstances, the Fund invests in issuers from at least three different countries and invests at least 40% of its total assets (unless market conditions are not deemed favorable by the Advisers, in which case the Fund would invest at least 30% of its total assets) in non-US issuers. A company is considered a non-US issuer if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of a country outside the U.S.;
●	the company has its principal office in, or management is located in, a country outside the U.S.; and/or
●	the company has its principal securities trading market in a country outside the U.S.

It is currently anticipated that, under normal circumstances, the Fund’s investments in emerging market issuers will not exceed 30% of the Fund’s total assets. At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund may invest in securities denominated in U.S. dollars and currencies of foreign countries.

The Fund’s investment portfolio generally will be comprised of the following:

●	Public Infrastructure Investments. The Fund invests, under normal circumstances, at least 60%, and generally expects to invest approximately 75%, of its total assets in listed equity securities of infrastructure-related issuers. Equity securities in which the Fund invests include primarily common stocks, preferred stocks and depositary receipts. The Fund may invest in securities of any market capitalization. During the period of initial investment in Private Infrastructure Opportunities (defined below), the Fund may refrain from making new investments in Private Infrastructure Opportunities, if necessary, for liquidity purposes, and invest up to 100% of its total assets in public infrastructure investments.

●	Private/Direct Infrastructure Investments. Under normal circumstances, the Fund invests at least 10%, and currently intends to generally invest closer to 25%, of its total assets, measured at the time of investment, in infrastructure assets through private transactions (“Private Infrastructure Opportunities”). A “private transaction” means an investment in infrastructure assets through the purchase of securities in a transaction that is exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Private Infrastructure Opportunities include investments in: (i) sponsor vehicles created for the purpose of investing in private infrastructure companies or assets, as described below; (ii) equity or credit interests in private infrastructure operating companies; and (iii) to a lesser extent, private funds that invest in infrastructure assets. Private Infrastructure Opportunities may include investments alongside other funds or accounts advised by the Advisers or their affiliates in certain infrastructure assets (“Co-Investment Opportunities”) or on a stand-alone basis alongside other investors (“Stand-Alone Opportunities”). Unless and until the Fund receives an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) to co-invest in negotiated Co-Investment Opportunities (which cannot be assured), the Fund will only invest in Co-Investment Opportunities where the transaction is permitted under existing regulatory guidance, such as transactions in which price is the only negotiated term. Certain Co-Investment Opportunities and Stand-Alone Opportunities may be issued by sponsor vehicles structured, for administrative and/or tax purposes, as funds that would be investment companies but for the provisions of Section 3(c)(1) or 3(c)(7) of the 1940 Act (“sponsor vehicles”). Such sponsor vehicles do not generally have the same characteristics as funds relying on Section 3(c)(1) or 3(c)(7) that are commonly known as “private equity funds”. The Fund will not invest in funds commonly known as “private equity funds”. The Fund will invest no more than 15% of its net assets, measured at the time of investment, in all sponsor vehicles and no more than 3% of its net assets, measured at the time of investment, in a single sponsor vehicle. In addition, at all times, the Fund will own only a minority ownership interest (i.e., less than 50%) in any sponsor vehicle in which it invests.

The Fund may have a lower percentage of its total assets invested in Private Infrastructure Opportunities and a higher percentage of its assets invested in publicly listed infrastructure issuers during certain periods in the life-cycle of the Fund, such as during the period of initial investment in Private Infrastructure Opportunities. In addition, as the Fund disposes of individual Private Infrastructure Opportunities, the Fund will look to redeploy its capital into new Private Infrastructure Opportunities, which may be scarce.

In addition, the Fund may use derivative instruments from time to time, primarily to hedge currency exposure, although it is not required to do so. To the extent the Fund invests in derivative instruments that provide economic exposure to infrastructure-related issuers, such investments will be counted for purposes of the Fund’s 80% investment policy. The Fund will value derivatives based on market value or fair value for purposes of its 80% investment policy.

In selecting public infrastructure investments, the Advisers seek to invest in quality companies and are active, engaged owners. The Advisers evaluate a company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance factors impacting a company. The Advisers seek to understand what is changing in companies, industries and markets but is not being priced into the market or is being mispriced. Through fundamental research, supported by a global research presence, the Advisers seek to identify companies whose quality is not yet fully recognized by the market. As active equity investors, the Advisers use deep fundamental research and a disciplined investment process to pursue the Fund’s investment objective.

With respect to the Fund's private/direct infrastructure investments, the Advisers’ process combines their expertise developed over the last decade in sourcing, diligencing and monitoring Private Infrastructure Opportunities. The Advisers use this information, combined with first-hand research, a disciplined due diligence process and its experience and understanding of the infrastructure sector and the related risks, in order to select Private Infrastructure Opportunities that the Advisers believe will help it achieve the Fund's investment objective. The Advisers pursue Private Infrastructure Opportunities which they believe can generate incremental returns depending on the timing and quality of available opportunities.

The Fund may invest up to 20% of its net assets in securities issued by companies that are not infrastructure companies. The Fund may also invest in debt securities, including short-term debt obligations, cash or cash equivalents.

The Fund intends to achieve the income component of its investment objective by investing in dividend-paying listed equity securities and Private Infrastructure Opportunities. The Fund’s income distributions are supplemented by realized capital gains and, to the extent necessary, paid-in capital, which is a nontaxable return of capital.

Unless otherwise stated, the Fund’s investment policies are non-fundamental policies and may be changed by the Board without prior shareholder approval. The Fund’s policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and non-U.S. infrastructure-related issuers may be changed by the Board without shareholder approval; however, if this policy changes, the Fund will provide shareholders at least 60 days’ written notice before implementation of the change in compliance with SEC rules. Unless otherwise stated, these investment restrictions apply at the time of purchase; the Fund will not be required to reduce a position due solely to market price fluctuations.

The Fund may invest in money market mutual funds; cash; cash equivalents; securities issued or guaranteed by the U.S. government or its instrumentalities or agencies; high quality, short-term money market instruments; short-term debt securities; certificates of deposit; bankers' acceptances and other bank obligations; commercial paper or other liquid debt securities on a temporary basis to meet working capital needs, including, but not limited to, for collateral in connection with certain investment techniques, to hold a reserve pending payment of distributions and to facilitate the payment of expenses and settlement of trades. Under adverse market or economic conditions, the Fund may invest up to 100% of its total assets in these securities on a temporary basis. To the extent the Fund invests in these securities, the Fund may not achieve its investment objective.

Leverage. The Fund currently does not intend to borrow money or issue debt securities or preferred shares. The Fund is, however, permitted to borrow money or issue debt securities in an amount up to 33⅓% of the value of the Fund’s total assets, and issue preferred shares in an amount up to 50% of its total assets. Although it has no present intention to do so, the Fund reserves the right to borrow money from banks or other financial institutions, or issue debt securities or preferred shares, in the future if it believes that market conditions would be conducive to the successful implementation of a leveraging strategy through borrowing money or issuing debt securities or preferred shares.

Under the Investment Company Act, the Fund is not permitted to issue senior securities if, immediately after the issuance of such senior securities, the Fund would have an asset coverage ratio (as defined in the Investment Company Act) of less than 300% with respect to senior securities representing indebtedness (i.e., for every dollar of indebtedness outstanding, the Fund is required to have at least three dollars of assets) or less than 200% with respect to senior securities representing preferred stock (i.e., for every dollar of preferred stock outstanding, the Fund is required to have at least two dollars of assets). The Investment Company Act also provides that the Fund may not declare distributions or purchase its stock (including through tender offers) if, immediately after doing so, it will have an asset coverage ratio of less than 300% or 200%, as applicable. However, certain short-term borrowings (such as for cash management purposes) are not subject to the 33⅓% limitation if (i) repaid within 60 days, (ii) not extended or renewed and (iii) not in excess of 5% of the total assets of the Fund.

There can be no assurance that a leveraging strategy will be successful during any period in which it is used. The use of leverage creates an opportunity for increased income and capital appreciation for common shareholders, but at the same time creates special risks that may adversely affect common shareholders. Because the Fund’s management fee is based upon a percentage of its Managed Assets, the management fee would be higher when the Fund is leveraged. Therefore, the Advisers have a financial incentive to use leverage, which will create a conflict of interest between the Advisers and the common shareholders, who will bear the costs of the Fund’s leverage, during periods in which it is used.

Risk Factors [Table Text Block]

Risk factors

The information contained under the heading “Additional Information Regarding the Fund—Risk Factors” in the Fund’s Annual Report, except for the disclosure under the heading “Operational Risks—Limited Term and Tender Offer Risk,” is incorporated herein by reference. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment.

A Prospectus Supplement relating to an offering of the Fund’s securities may identify additional risks associated with such offering.

The following information supplements the section “Additional Information Regarding the Fund—Risk Factors—Infrastructure-Related Investments Risk” in the Fund’s Annual Report.

Developing Industries Risk. Some infrastructure-related issuers, such as those involved in projects that support the development of artificial intelligence (“AI”) and data centers, are focused on developing new technologies and are strongly influenced by technological changes. Product development efforts by such issuers may not result in viable commercial products. These issuers may bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Some infrastructure-related issuers in which the Fund invests may be in the early stages of operations and may have limited operating histories and smaller market capitalizations on average than issuers in other sectors. As a result of these and other factors, the value of investments in such issuers may be considerably more volatile than that in more established segments of the economy.

The following information supplements the section “Additional Information Regarding the Fund—Risk Factors—Industry Specific Risks” in the Fund’s Annual Report.

Utility Sector Risk. During periods of rising interest rates, the value of securities issued by utilities companies typically decreases, and vice versa. In most countries and localities, the utilities sector is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. The rapid growth of data centers and AI-related computing infrastructure is driving significant incremental demand for electric power, which may strain existing generation and transmission capacity, increase energy costs, and create grid pressures. Utilities that are unable to meet this growing demand, or that face delays in permitting, interconnection, or capacity additions, may experience adverse effects on their operations and financial performance.

Energy Infrastructure Sector Risk. The Fund is subject to adverse economic, environmental, business, regulatory or other occurrences affecting the energy infrastructure sector. The energy infrastructure sector has historically experienced substantial price volatility. Companies operating in the energy infrastructure sector are subject to specific risks that could cause the value of the Fund to decline, including, among others: a downturn in one or more industries within the energy sector; fluctuations in commodity prices; fluctuations in consumer demand for commodities such as oil, natural gas or petroleum products; fluctuations in the supply of oil, natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; pandemics; wars and armed conflicts in geographic areas where energy infrastructures are concentrated; and threats of terrorist attacks. Additionally, changes in economic conditions of key energy producing and consuming countries, domestic and foreign government regulations (including policies designed to reduce carbon emissions and/or address climate change), international politics, policies of the Organization of Petroleum Exporting Countries (OPEC), taxation and tariffs may adversely impact the profitability of energy infrastructure companies. Moreover, energy infrastructure companies may incur environmental costs and liabilities due to the nature of their businesses and substances handled. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy infrastructure companies. The rapid expansion of AI computing and data center capacity is generating significant new demand for power generation, transmission, and fuel supply infrastructure. Energy infrastructure companies that serve or seek to serve this growing market may face additional risks, including uncertainty regarding the pace and scale of data center power demand, potential shifts in the types of generation favored by data center operators (such as nuclear, natural gas, or renewable energy), delays in grid interconnection and permitting, and exposure to the capital expenditure cycles of a concentrated group of hyperscale technology customers. A slowdown in AI adoption, advances in AI model efficiency that reduce power intensity, or a broader reassessment of commercial returns from AI deployment could reduce the anticipated demand for energy infrastructure investments, adversely affecting the revenues and valuations of energy infrastructure companies in which the Fund invests.

Annual Dividend Payment																$ (1.29)	$ (2.44)	$ (1.99)	$ (1.44)	$ (1.37)	$ (1.3)
Share Price [Table Text Block]
	NYSE Market Price (1)		NAV at NYSE Market Price (1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price (1)
Quarter Ended	High	Low	High	Low	High	Low
June 30, 2026(2)	$24.55	$21.72	$23.12	$22.29	6.19%	(2.56)%
March 31, 2026	$25.64	$21.01	$23.34	$21.43	9.85%	(1.96)%
December 31, 2025	$23.10	$20.34	$21.59	$20.95	6.99%	(2.91)%
September 30, 2025	$21.62	$20.07	$21.32	$20.69	1.41%	(3.00)%
June 30, 2025	$20.38	$16.83	$21.22	$18.76	(3.96)%	(10.29)%
March 31, 2025	$18.60	$17.03	$20.09	$19.34	(7.42)%	(11.94)%
December 31, 2024	$20.24	$17.37	$20.69	$19.08	(2.17)%	(8.96)%
September 30, 2024	$20.21	$18.31	$21.15	$20.58	(4.44)%	(11.03)%
June 30, 2024	$19.37	$16.605	$21.38	$19.49	(9.40)%	(14.80)%
March 31, 2024	$18.27	$17.00	$20.76	$19.84	(11.99)%	(14.31)%
December 31, 2023	$17.97	$15.02	$20.98	$18.23	(14.32)%	(17.61)%

(1)         Source: Bloomberg L.P.

(2)         Data presented are with respect to a short period of time and are not indicative of future performance.

Lowest Price or Bid	[7]				$ 21.72	$ 21.01	$ 20.34	$ 20.07	$ 16.83	$ 17.03	$ 17.37	$ 18.31	$ 16.605	$ 17	$ 15.02
Highest Price or Bid	[7]				24.55	25.64	23.1	21.62	20.38	18.6	20.24	20.21	19.37	18.27	17.97
Lowest Price or Bid, NAV	[7]				22.29	21.43	20.95	20.69	18.76	19.34	19.08	20.58	19.49	19.84	18.23
Highest Price or Bid, NAV	[7]				$ 23.12	$ 23.34	$ 21.59	$ 21.32	$ 21.22	$ 20.09	$ 20.69	$ 21.15	$ 21.38	$ 20.76	$ 20.98
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[7]				6.19%	9.85%	6.99%	1.41%	(3.96%)	(7.42%)	(2.17%)	(4.44%)	(9.40%)	(11.99%)	(14.32%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[7]				(2.56%)	(1.96%)	(2.91%)	(3.00%)	(10.29%)	(11.94%)	(8.96%)	(11.03%)	(14.80%)	(14.31%)	(17.61%)
Share Price			$ 21.9			$ 22.36		$ 21.13				$ 20.21				22.36	21.13	20.21	16.1	15.73	19.93	$ 17.51
NAV Per Share			$ 21.56			$ 22.72		$ 21.51				$ 21.17				$ 22.72	$ 21.51	$ 21.17	$ 19.16	$ 18.93	$ 22.27	$ 19.43	$ 20
Latest Premium (Discount) to NAV [Percent]			1.58%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The Fund was organized as a statutory trust under the laws of the State of Maryland on November 13, 2019 pursuant to a Declaration of Trust, which was amended and restated as of June 18, 2020 and further amended on May 27, 2026 (“Amended and Restated Declaration of Trust”). The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

General

Set forth below is information with respect to the Fund’s outstanding securities as of September 1, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Shares Held by the Fund or for its Own Account
Common Shares	100,000,000	0	31,637,267.427069

Common Shares

General

The Amended and Restated Declaration of Trust authorizes the Fund to issue up to 100,000,000 Common Shares of beneficial interest, $0.001 par value per share. The Board may, without any action by the Fund’s shareholders, amend the Amended and Restated Declaration of Trust from time to time to increase or decrease the aggregate number of shares of beneficial interest or the number of shares of beneficial interest of any class or series that the Fund has authority to issue under the Amended and Restated Declaration of Trust and under the 1940 Act. In addition, the Amended and Restated Declaration of Trust authorizes the Board of Trustees, without any action by the Fund’s shareholders, to classify and reclassify any unissued Common Shares and preferred shares into other classes or series of shares of beneficial interest by amending or supplementing the Amended and Restated Declaration of Trust to set or change the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund does not have a present intention of doing so, the Fund could issue a class or series of shares that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the shareholders’ best interests. Under applicable Maryland law and the Amended and Restated Declaration of Trust, shareholders generally are not liable for the Fund’s debts or obligations.

All Common Shares offered pursuant to this prospectus will be, upon issuance, duly authorized, fully paid and nonassessable. All Common Shares offered pursuant to this prospectus will be of the same class and will have identical rights, as described below. Holders of Common Shares are entitled to receive distributions when authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Holders of Common Shares have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All Common Shares have equal distribution, liquidation and other rights.

Limitations on Distributions

If any preferred shares are outstanding, holders of Common Shares will not be entitled to receive any distributions from the Fund unless the Fund has paid all accumulated distributions on preferred shares and unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to such distributions.

If any senior securities representing indebtedness are outstanding, holders of Common Shares will not be entitled to receive any distributions from the Fund, unless the Fund has paid all accrued interest on such indebtedness and unless asset coverage (as defined in the 1940 Act) with respect to any outstanding indebtedness would be at least 300% after giving effect to such distributions. See “Leverage.”

Liquidation Rights

Common shareholders are entitled to share ratably in the assets legally available for distribution to shareholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of the Fund’s shares of beneficial interest, including any preferred shares. The rights of common shareholders upon liquidation, dissolution or winding up would be subordinated to the rights of senior securities representing indebtedness and, if any, the holders of any preferred shares with preferential rights.

Voting Rights

Each outstanding common share entitles the holder to one vote on all matters submitted to a vote of shareholders, including the election of Trustees. The presence of the holders, in person or by proxy, of shares of beneficial interest entitled to cast a majority of all the votes entitled to be cast (without regard to class) will constitute a quorum at a meeting of shareholders, except with respect to any matter that, under applicable statutes or regulatory requirements of the Declaration of Trust, requires approval by a separate vote of the holders of one or more classes of shares of beneficial interest, in which case the presence in person or by proxy of the holders of shares of beneficial interest entitled to case a majority of the votes entitled to be cast by each such class on such a matter shall constitute a quorum. The Declaration of Trust provides that, except as otherwise provided in the Bylaws, Trustees will be elected by the affirmative vote of the holders of a majority of the shares of beneficial interest outstanding and entitled to vote thereon. The Bylaws provide that Trustees are elected by a plurality of all the votes cast at a meeting of shareholders duly called and at which a quorum is present. There is no cumulative voting in the election of Trustees. Consequently, at each annual meeting of shareholders, the holders of a majority of the outstanding shares of beneficial interest entitled to vote will be able to elect all of the successors of the class of Trustees whose terms expire at that meeting. Pursuant to the 1940 Act, holders of preferred shares will have the right to elect two Trustees at all times. Pursuant to the Declaration of Trust and Bylaws, the Board of Trustees may amend the Bylaws to alter the vote required to elect Trustees.

Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each fiscal year. If the Fund is converted to an open-end company or if for any other reason the shares are no longer listed on the NYSE (or any other national securities exchange the rules of which require annual meetings of shareholders), the Fund may amend its Bylaws so that the Fund is not otherwise required to hold annual meetings of shareholders.

Market

The Fund’s Common Shares are listed on the NYSE under the trading or “ticker” symbol “ASGI.”

Transfer Agent, Dividend Paying Agent and Dividend Reinvestment Plan Agent

Computershare Trust Company, N.A. / Computershare Inc., P.O. Box 30170, College Station, Texas 77842-3170, serves as the transfer agent and agent for the Plan for the Fund’s Common Shares and the dividend paying agent for the Fund’s Common Shares.

Common Share Price Data

The Fund’s Common Shares are publicly held and are listed and traded on the NYSE. The following table sets forth for the fiscal quarters indicated the highest and lowest daily prices during the applicable quarter at the close of market on the NYSE per Common Share along with (i) the highest and lowest closing NAV and (ii) the highest and lowest premium or discount from NAV represented by such prices at the close of the market on the NYSE.

	NYSE Market Price (1)		NAV at NYSE Market Price (1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price (1)
Quarter Ended	High	Low	High	Low	High	Low
June 30, 2026(2)	$24.55	$21.72	$23.12	$22.29	6.19%	(2.56)%
March 31, 2026	$25.64	$21.01	$23.34	$21.43	9.85%	(1.96)%
December 31, 2025	$23.10	$20.34	$21.59	$20.95	6.99%	(2.91)%
September 30, 2025	$21.62	$20.07	$21.32	$20.69	1.41%	(3.00)%
June 30, 2025	$20.38	$16.83	$21.22	$18.76	(3.96)%	(10.29)%
March 31, 2025	$18.60	$17.03	$20.09	$19.34	(7.42)%	(11.94)%
December 31, 2024	$20.24	$17.37	$20.69	$19.08	(2.17)%	(8.96)%
September 30, 2024	$20.21	$18.31	$21.15	$20.58	(4.44)%	(11.03)%
June 30, 2024	$19.37	$16.605	$21.38	$19.49	(9.40)%	(14.80)%
March 31, 2024	$18.27	$17.00	$20.76	$19.84	(11.99)%	(14.31)%
December 31, 2023	$17.97	$15.02	$20.98	$18.23	(14.32)%	(17.61)%

(1)         Source: Bloomberg L.P.

(2)         Data presented are with respect to a short period of time and are not indicative of future performance.

Shares of closed-end management investment companies may trade at a market price that is less than the NAV that is attributable to those shares. The possibility that the Fund’s Common Shares will trade at a discount to NAV or at a premium that is unsustainable over the long term is separate and distinct from the risk that the Fund’s NAV will decrease. It is not possible to predict whether the Fund’s Common Shares will trade at, above or below NAV in the future. On September 10, 2026, the Fund’s NAV was $21.56, and the last reported sale price of a Common Share on the NYSE was $21.90, representing a premium to NAV of 1.58%.

Open Market Share Repurchase Program

The Fund’s Board approved an open market share repurchase program (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding Common Shares, with the amount and timing of any repurchase determined at the discretion of the Fund's investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions.

On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and if shares are repurchased management will post the number of shares repurchased on the Fund's website on a monthly basis.  Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding Common Shares in the open market during any 12-month period. There can be no assurance, however, that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to NAV.

Pursuant to the 1940 Act, the Fund may repurchase its Common Shares on a securities exchange (provided that the Fund has informed its shareholders within the preceding six months of its intention to repurchase such Common Shares) or as otherwise permitted in accordance with Rule 23c-1 under the 1940 Act. Under Rule 23c-1, certain conditions must be met for such alternative purchases regarding, among other things, distribution of net income for the preceding fiscal year, asset coverage with respect to the Fund’s senior debt and equity securities, identity of the sellers, price paid, brokerage commissions, prior notice to shareholders of an intention to purchase shares and purchasing in a manner and on a basis which does not discriminate unfairly against the other shareholders through their interest in the Fund. In addition, Rule 23c-1 requires the Fund to file notices of such purchase with the SEC. Additionally, pursuant to Rule 23c-1(a)(10) under the 1940 Act, the Fund may also repurchase its outstanding Common Shares outside of the open market share repurchase program.

Preferred Shares

The Fund does not currently have any preferred shares outstanding.

General

The Fund’s Amended and Restated Declaration of Trust authorizes the issuance of up to 10,000,000 Preferred Shares of beneficial interest, $0.001 par value per share, with preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption as determined by the Board. The Fund has no Preferred Shares issued or outstanding as of the date of this prospectus.

The Board may, without any action by the Fund’s shareholders, amend the Amended and Restated Declaration of Trust from time to time to increase or decrease the aggregate number of shares of beneficial interest or the number of shares of beneficial interest of any class or series that the Fund has authority to issue under the Amended and Restated Declaration of Trust and under the 1940 Act. In addition, the Amended and Restated Declaration of Trust authorizes the Board, without any action by the shareholders, to classify and reclassify any unissued preferred shares into other classes or series of shares from time to time by amending or supplementing the Amended and Restated Declaration of Trust to set or change the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series.

Distributions

Holders of any Preferred Shares will be entitled to receive cash distributions, when, as and if authorized by the Board and declared by the Fund, out of funds legally available therefor. The prospectus for any preferred shares will describe the distribution payment provisions for those shares. Any distributions so declared and payable will be paid to the extent permitted under applicable Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the Common Shares.

Limitations on Distributions

If the Fund has senior securities representing indebtedness outstanding, holders of Preferred Shares will not be entitled to receive any distributions from the Fund unless asset coverage (as defined in the 1940 Act) with respect to outstanding debt securities and preferred shares would be at least 200% after giving effect to such distributions. See “Leverage.”

Liquidation Rights

In the event of any voluntary or involuntary liquidation, dissolution or winding up, the holders of any Preferred Shares, when and if authorized by the Board, would be entitled to receive a preferential liquidating distribution, before any distribution of assets is made to holders of Common Shares. Preferred Shares, if any, will rank junior to the Fund's debt securities upon liquidation, dissolution or winding up.

Voting Rights

Except as otherwise indicated in the Declaration of Trust or Bylaws, or as otherwise required by applicable law, holders of any preferred shares may have voting rights, when and if authorized by the Board of Trustees.

The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the Trustees at any time two years' accumulated distributions on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of shares of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in the Fund's fundamental investment restrictions. See “Certain Provisions of The Fund’s Declaration of Trust and Bylaws.” As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that any of the Fund's preferred shares are outstanding.

The affirmative vote of the holders of a majority of any outstanding preferred shares (unless a higher vote is required by the rules of any stock exchange or automated quotation system on which the Fund's preferred shares may be listed or traded), voting as a separate class, generally will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

Notes

The Fund does not currently have any notes outstanding.

The Amended and Restated Declaration of Trust authorizes the issuance of debt securities or notes, with rights as determined by the Board, by action of the Board. To the extent the Trustees authorize the issuance of any notes, the Trustees are also permitted to amend or supplement the Amended and Restated Declaration of Trust, as they deem appropriate. Any such amendment or supplement may set forth the rights, preferences, powers and privileges of such notes.

Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness, which in the aggregate must have asset coverage immediately after the time of issuance of at least 300%. So long as notes are outstanding, additional debt securities must rank on a parity with notes with respect to the payment of interest and upon the distribution of the Fund’s assets.

A Prospectus Supplement relating to any notes will include specific terms relating to the offering. The terms to be stated in a Prospectus Supplement will include the following:

●	the form and title of the security;

●	the aggregate principal amount of the securities;

●	the interest rate of the securities;

●	whether the interest rate for the securities will be determined by auction or remarketing;

●	the maturity dates on which the principal of the securities will be payable;

●	the frequency with which auctions or remarketings, if any, will be held;

●	any changes to or additional events of default or covenants;

●	any minimum period prior to which the securities may not be called;

●	any optional or mandatory call or redemption provisions;

●	the credit rating of the notes;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance of the notes; and

●	any other terms of the securities.

The Prospectus Supplement will describe the interest payment provisions relating to notes. Interest on notes will be payable when due as described in the related Prospectus Supplement. If the Fund does not pay interest when due, it will trigger an event of default and the Fund will be restricted from declaring dividends and making other distributions with respect to its Common Shares and preferred shares.

Under the requirements of the 1940 Act, immediately after issuing any notes the value of the Fund’s total assets, less certain ordinary course liabilities, must equal or exceed 300% of the amount of the notes outstanding. Other types of borrowings also may result in the Fund being subject to similar covenants in credit agreements.

Additionally, the 1940 Act requires that the Fund prohibit the declaration of any dividend or distribution (other than a dividend or distribution paid in the Fund’s common or preferred shares or in options, warrants or rights to subscribe for or purchase the Fund’s common or preferred shares) in respect of the Fund’s common or preferred shares, or call for redemption, redeem, purchase or otherwise acquire for consideration any such fund common or preferred shares, unless the Fund’s notes have asset coverage of at least 300% (200% in the case of a dividend or distribution on preferred shares) after deducting the amount of such dividend, distribution, or acquisition price, as the case may be. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. Moreover, the Indenture related to the notes could contain provisions more restrictive than those required by the 1940 Act, and any such provisions would be described in the related Prospectus Supplement.

Upon the occurrence and continuance of an event of default, the holders of a majority in principal amount of a series of outstanding notes or the trustee will be able to declare the principal amount of that series of notes immediately due and payable upon written notice to the Fund. A default that relates only to one series of notes does not affect any other series and the holders of such other series of notes will not be entitled to receive notice of such a default under the Indenture. Upon an event of default relating to bankruptcy, insolvency or other similar laws, acceleration of maturity will occur automatically with respect to all series. At any time after a declaration of acceleration with respect to a series of notes has been made, and before a judgment or decree for payment of the money due has been obtained, the holders of a majority in principal amount of the outstanding notes of that series, by written notice to the Fund and the trustee, may rescind and annul the declaration of acceleration and its consequences if all events of default with respect to that series of notes, other than the non-payment of the principal of that series of notes which has become due solely by such declaration of acceleration, have been cured or waived and other conditions have been met.

In the event of (a) any insolvency or bankruptcy case or proceeding, or any receivership, liquidation, reorganization or other similar case or proceeding in connection therewith, relative to the Fund or to the Fund’s creditors, as such, or to the Fund’s assets, or (b) any liquidation, dissolution or other winding up of the Fund, whether voluntary or involuntary and whether or not involving insolvency or bankruptcy, or (c) any assignment for the benefit of creditors or any other marshalling of assets and liabilities of the Fund, then (after any payments with respect to any secured creditor of the Fund outstanding at such time) and in any such event the holders of notes shall be entitled to receive payment in full of all amounts due or to become due on or in respect of all notes (including any interest accruing thereon after the commencement of any such case or proceeding), or provision shall be made for such payment in cash or cash equivalents or otherwise in a manner satisfactory to the holders of the notes, before the holders of any of the Fund’s common or preferred shares are entitled to receive any payment on account of any redemption proceeds, liquidation preference or dividends from such shares. The holders of notes shall be entitled to receive, for application to the payment thereof, any payment or distribution of any kind or character, whether in cash, property or securities, including any such payment or distribution which may be payable or deliverable by reason of the payment of any other indebtedness of the Fund being subordinated to the payment of the notes, which may be payable or deliverable in respect of the notes in any such case, proceeding, dissolution, liquidation or other winding up event.

Unsecured creditors may include, without limitation, service providers including the Adviser, Custodian, administrator, auction agent, broker-dealers and the trustee, pursuant to the terms of various contracts with the Fund. Secured creditors may include without limitation parties entering into any interest rate swap, floor or cap transactions, or other similar transactions with the Fund that create liens, pledges, charges, security interests, security agreements or other encumbrances on the Fund’s assets.

A consolidation, reorganization or merger of the Fund with or into any other company, or a sale, lease or exchange of all or substantially all of the Fund’s assets in consideration for the issuance of equity securities of another company shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

The notes have no voting rights, except as mentioned below and to the extent required by law or as otherwise provided in the Indenture relating to the acceleration of maturity upon the occurrence and continuance of an event of default. In connection with the notes or certain other borrowings (if any), the 1940 Act does in certain circumstances grant to the note holders or lenders certain voting rights. The 1940 Act requires that provision is made either (i) that, if on the last business day of each of twelve consecutive calendar months such notes shall have an asset coverage of less than 100%, the holders of such notes voting as a class shall be entitled to elect at least a majority of the members of the Fund’s Trustees, such voting right to continue until such notes shall have an asset coverage of 110% or more on the last business day of each of three consecutive calendar months, or (ii) that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. It is expected that, unless otherwise stated in the related Prospectus Supplement, provision will be made that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. As reflected above, the Indenture relating to the notes may also grant to the note holders voting rights relating to the acceleration of maturity upon the occurrence and continuance of an event of default, and any such rights would be described in the related Prospectus Supplement.

Description of Subscription Rights

The Fund may issue subscription rights to holders of Common Shares to purchase Common Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to the Fund’s common shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each share;

●	the number of rights required to purchase a single share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such subscription rights offering;

●	the expected trading market, if any, for rights; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Right

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Fund may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Fund will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below NAV, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1⁄3% increase in the Fund’s Common Shares outstanding.

Additional Information on the Transferability of Rights.  The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase Common Shares at a price below the then current NAV so long as certain conditions are met, including: (i) a good faith determination by a fund's board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders' preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional Rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.

Repurchase Agreements, Reverse Repurchase Agreements and Derivatives

The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn incremental income on temporarily available cash which would otherwise be uninvested. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy.

Repurchase agreements are required to be fully collateralized by the underlying securities and are considered to be loans under the 1940 Act. The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying collateral securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. government and its agencies or instrumentalities) may have maturity dates exceeding one (1) year.

The Fund may borrow through entering into reverse repurchase agreements under which the Fund sells portfolio investments to financial institutions such as banks and broker-dealers and generally agrees to repurchase them at a mutually agreed future date and price. Generally, the effect of a reverse repurchase agreement is that, during the term of the agreement, the Fund can obtain and reinvest all or most of the cash value of the portfolio investment it sold under the agreement and still be entitled to the returns associated with such portfolio investment—thereby resulting in a transaction similar to a borrowing and giving rise to leverage for the Fund. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

The Fund may enter into other transactions that may give rise to a form of leverage including, among others, swaps, futures and forward contracts, options and other derivative transactions. However, these transactions may represent a form of economic leverage and will create risks. Further, the Fund may incur losses on such transactions (including the entire amount of the Fund’s investment in such transaction) even if they are covered.

Investing in derivatives can involve leverage risk, liquidity risk, counterparty risk, market risk and operational/legal risk. The Fund may utilize options, forward contracts, futures contracts and options on futures contracts. These instruments involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default by the counterparty to the transaction (i.e., counterparty risk), illiquidity of the derivative instrument and, to the extent the prediction as to certain market movements is incorrect, the risk that the use of such instruments could result in losses greater than if they had not been used. In addition, transactions in such instruments may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Amounts paid as premiums and cash or other assets held in margin accounts with respect to such instruments are not otherwise available to the Fund for investment purposes.

Further, the use of such instruments by the Fund could create the possibility that losses on the instrument would be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances, and certain over-the-counter options could have no markets. As a result, in certain markets, the Fund might not be able to close out a position without incurring substantial losses. Such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. In addition, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of call options, in which case the market exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of hedging will reduce the NAV of the Fund’s securities, and possibly income, and the losses can be greater than if hedging had not been used. Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts may also increase the Fund’s volatility and may involve a significant amount of risk relative to the investment of cash. The use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The Fund will be subject to credit risk with respect to the counterparties to any transactions in options, forward contracts, futures contracts or options on futures contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

When conducted outside the United States, transactions in options, forward contracts, futures contracts or options on futures contracts may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Rule 18f-4 under the 1940 Act governs a registered investment company’s use of derivatives, short sales, reverse repurchase agreements, and certain other instruments. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule 18f-4. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the rule, the fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as a fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, a fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if a fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a fund to use derivatives, and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a fund’s investments and cost of doing business, which could adversely affect investors. The Fund’s implementation of Rule 18-4 is limited by its fundamental investment restrictions.

Certain Provisions of the Fund’s Declaration of Trust and Bylaws

The Amended and Restated Declaration of Trust and Bylaws include provisions that could delay, defer or prevent other entities or persons from acquiring control of the Fund, causing the Fund to engage in certain transactions or modifying the Fund’s structure. Furthermore, these provisions may have the effect of depriving shareholders of the opportunity to sell their shares at a premium over prevailing market prices by discouraging third parties from seeking to obtain control of the Fund. These provisions, which are summarized below, may be regarded as “anti-takeover” provisions.

In addition, with respect to provisions in the Fund’s Bylaws relating to actions by shareholders, described below, shareholders should be aware that they cannot waive their rights under the federal securities laws. The exclusive forum provisions in the Fund’s Bylaws, described below, may increase costs for a shareholder to bring a claim and may discourage claims or limit investors’ ability to bring a claim in a judicial forum that they find favorable. Further, the enforceability of an exclusive forum provision is questionable.

Classification of the Board; Election of Trustees

The Fund’s Amended and Restated Declaration of Trust provides that the Fund’s trustees are designated as Trustees, and that the Fund’s business and affairs are managed under the direction of the Board of Trustees.

The Fund’s Amended and Restated Declaration of Trust provides that the number of Trustees may be established only by a majority of the Board then in office pursuant to the Bylaws. The Bylaws provide that the number of Trustees may not be greater than nine or less than one. Subject to any applicable limitations of the 1940 Act, and subject to any preferential rights of a class or series of preferred shares, any vacancy may be filled, at any regular meeting or at any special meeting called for that purpose, only by a majority of the remaining Trustees, even if those remaining Trustees do not constitute a quorum and any Trustee elected to fill a vacancy will serve for the remainder of the full term of the class in which the vacancy occurred and until a successor is elected and qualifies. Pursuant to the Amended and Restated Declaration of Trust, on the first day the Fund has more than one shareholder of record, the Board is divided into three classes: Class I, Class II and Class III. Upon the expiration of their current terms, Trustees of each class will be elected to serve until the third annual meeting following their election and until their successors are duly elected and qualify. Each year only one class of Trustees will be elected by the shareholders. The classification of the Board should help to assure the continuity and stability of the Fund’s strategies and policies as determined by the Board.

The classified Board provision could have the effect of making the replacement of incumbent Trustees more time-consuming and difficult. At least two annual meetings of shareholders, instead of one, generally will be required to effect a change in a majority of the Board. Thus, the classified Board provision could increase the likelihood that incumbent Trustees will retain their positions. The staggered terms of Trustees may delay, defer or prevent a change in control of the Fund, even though a change in control might be in the best interests of the shareholders.

Removal of Trustees

The Fund’s Amended and Restated Declaration of Trust provides that, subject to the rights of holders of one or more classes of preferred shares, if any, a Trustee may be removed only for cause and only by the affirmative vote of at least two-thirds of the votes entitled to be cast in the election of Trustees. This provision, when coupled with the provisions in the Declaration of Trust and Bylaws authorizing only the Board of Trustees to fill vacancies, precludes shareholders from removing incumbent Trustees, except for cause and by a substantial affirmative vote, and filling the vacancies created by the removal with nominees of shareholders.

Approval of Extraordinary Trust Action; Amendment of Declaration of Trust and Bylaws

Subject to certain exceptions described below, the Fund’s Amended and Restated Declaration of Trust provides for approval of amendments to the Amended and Restated Declaration of Trust by the shareholders entitled to cast at least a majority of the votes entitled to be cast on the matter. The Amended and Restated Declaration of Trust also provides that (1) the Fund’s liquidation or dissolution, or any merger, conversion, consolidation, share exchange or sale or exchange of all or substantially all of its assets that would require the approval of the shareholders of a Maryland corporation under the Maryland General Corporation Law; (2) certain transactions between the Fund and any person or group of persons acting together, and any person controlling, controlled by or under common control with any such person or member of such group, that may exercise or direct the exercise of 10% or more of the Fund’s voting power in the election of Trustees; (3) any amendment to the Amended and Restated Declaration of Trust converting the Fund from a closed-end investment company to an open-end investment company or otherwise make the common shares a redeemable security and (4) any amendment to certain provisions of the Amended and Restated Declaration of Trust, including the provisions relating to the number, qualifications, certain other duties specified in the Amended and Restated Declaration of Trust, classification, election and removal of Trustees, requires the approval of the shareholders entitled to cast at least 80% of the votes entitled to be cast on such matter. If such a proposal is approved by at least two-thirds of the Continuing Trustees (defined below), in addition to approval by the full Board, such proposal may be approved by the affirmative vote of the shareholders entitled to cast a majority of the votes entitled to be cast on such matter or, in the case of transactions described in (2) above or any merger, conversion, consolidation, share exchange or sale or exchange of all or substantially all of the Fund’s assets, no shareholder approval is required, unless expressly required by the Amended and Restated Declaration of Trust or the 1940 Act. The “Continuing Trustees” are defined in the Amended and Restated Declaration of Trust as (1) the current Trustees that were serving at the time of closing of the initial public offering by the Fund of common shares (“Initial Trustees”); (2) those Trustees whose nomination for election by the shareholders or whose election by the Board to fill vacancies is approved by a majority of Initial Trustees on the Board at the time of the nomination or election, as applicable or (3) any successor Trustees whose nomination for election by the shareholders or whose election by the Trustees to fill vacancies is approved by a majority of the Continuing Trustees or successor Continuing Trustees then in office. This provision could make it more difficult for certain extraordinary transactions to be approved if they are opposed by the Continuing Trustees and discourage proxy contests for control of the Board by persons wishing to cause such transactions to take place.

Notwithstanding the foregoing vote requirements, the Fund’s Amended and Restated Declaration of Trust provides that adoption of a plan of liquidation or the dissolution and liquidation of the Fund does not require shareholder approval.

Subject to certain exceptions described above and as otherwise provided in the Fund’s Amended and Restated Declaration of Trust or in the terms of any series or class of shares of beneficial interest, a majority of the entire Board, with the vote of a majority of the Continuing Trustees, may amend the Declaration of Trust without any action by the shareholder. The Amended and Restated Declaration of Trust and Bylaws provide that the Board has the exclusive power to make, alter, amend or repeal any provision of the Fund’s Bylaws.

Advance Notice of Trustee Nominations and New Business

The Bylaws of the Fund provide that, with respect to an annual meeting of shareholders, nominations of persons for election to the Board and the proposal of other business to be considered by shareholders may be made only (1) by or at the direction of the Board, or (2) by a shareholder who was a shareholder of record from the time such shareholder gives notice to the time of the annual meeting who is entitled to vote at the annual meeting in the election of each individual so nominated and who has complied with the advance notice procedures of the Bylaws. With respect to special meetings of shareholders, only the business specified in the notice of the meeting may be brought before the meeting. Nominations of persons for election to the Board at a special meeting may be made only (1) by or at the direction of the Board, or (2) provided that the Board has determined that Trustees shall be elected at such special meeting, by a shareholder who was a shareholders of record from the time the shareholder gives notice to the time of the special meeting who is entitled to vote at the special meeting and who has complied with the advance notice provisions of the Bylaws.

Shareholder-Requested Special Meetings

The Fund’s Bylaws provide that special meetings of shareholders may be called by the Board and certain of the Fund’s officers. In addition, the Bylaws provide that, subject to the satisfaction of certain procedural and informational requirements by the shareholders requesting the meeting, a special meeting of shareholders will be called by the Fund’s secretary upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting.

Action by Shareholders

Under the Fund’s Amended and Restated Declaration of Trust and Bylaws, shareholder action can be taken only at an annual or special meeting of shareholders. In addition, the Fund’s Amended and Restated Declaration of Trust prohibits derivative actions on behalf of the Trust by any person who is not a Trustee or shareholder of the Trust, except that such provision does not apply to any claims asserted under the US federal securities laws including, without limitation, the 1940 Act.

Exclusive Forum

The Fund’s Bylaws provide that, unless the Fund consents in writing to the selection of an alternative forum, the Circuit Court for Baltimore City, Maryland, or, if that Court does not have jurisdiction, the United States District Court for the District of Maryland, Baltimore Division, shall be the sole and exclusive forum for (a) any derivative action or proceeding brought on behalf of the Fund, (b) any action asserting a claim of breach of any duty owed by any Trustee, officer or employee of the Fund to the Fund or to the shareholders of the Fund, (c) any action asserting a claim against the Fund or any Trustee, officer or employee of the Fund arising pursuant to any provision of the Trust Act, the Amended and Restated Declaration of Trust or the Bylaws, or (d) any other action asserting a claim against the Fund or any Trustee, officer or employee of the Fund that is governed by the internal affairs doctrine. This exclusive forum provision does not apply to any claim under the US federal securities laws.

Other Security, Title [Text Block]		Description of Subscription Rights
Other Security, Description [Text Block]

The Fund may issue subscription rights to holders of Common Shares to purchase Common Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to the Fund’s common shareholders as of the record date that the Fund sets for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each share;

●	the number of rights required to purchase a single share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such subscription rights offering;

●	the expected trading market, if any, for rights; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Right

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Fund may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Fund will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below NAV, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1⁄3% increase in the Fund’s Common Shares outstanding.

Additional Information on the Transferability of Rights.  The staff of the SEC has interpreted the 1940 Act as not requiring shareholder approval of a transferable rights offering to purchase Common Shares at a price below the then current NAV so long as certain conditions are met, including: (i) a good faith determination by a fund's board that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders' preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional Rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Shares Held by the Fund or for its Own Account
Common Shares	100,000,000	0	31,637,267.427069

Developing Industries Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Developing Industries Risk. Some infrastructure-related issuers, such as those involved in projects that support the development of artificial intelligence (“AI”) and data centers, are focused on developing new technologies and are strongly influenced by technological changes. Product development efforts by such issuers may not result in viable commercial products. These issuers may bear high research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Some infrastructure-related issuers in which the Fund invests may be in the early stages of operations and may have limited operating histories and smaller market capitalizations on average than issuers in other sectors. As a result of these and other factors, the value of investments in such issuers may be considerably more volatile than that in more established segments of the economy.

Utility Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Utility Sector Risk. During periods of rising interest rates, the value of securities issued by utilities companies typically decreases, and vice versa. In most countries and localities, the utilities sector is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects. The rapid growth of data centers and AI-related computing infrastructure is driving significant incremental demand for electric power, which may strain existing generation and transmission capacity, increase energy costs, and create grid pressures. Utilities that are unable to meet this growing demand, or that face delays in permitting, interconnection, or capacity additions, may experience adverse effects on their operations and financial performance.

Energy Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Infrastructure Sector Risk. The Fund is subject to adverse economic, environmental, business, regulatory or other occurrences affecting the energy infrastructure sector. The energy infrastructure sector has historically experienced substantial price volatility. Companies operating in the energy infrastructure sector are subject to specific risks that could cause the value of the Fund to decline, including, among others: a downturn in one or more industries within the energy sector; fluctuations in commodity prices; fluctuations in consumer demand for commodities such as oil, natural gas or petroleum products; fluctuations in the supply of oil, natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; pandemics; wars and armed conflicts in geographic areas where energy infrastructures are concentrated; and threats of terrorist attacks. Additionally, changes in economic conditions of key energy producing and consuming countries, domestic and foreign government regulations (including policies designed to reduce carbon emissions and/or address climate change), international politics, policies of the Organization of Petroleum Exporting Countries (OPEC), taxation and tariffs may adversely impact the profitability of energy infrastructure companies. Moreover, energy infrastructure companies may incur environmental costs and liabilities due to the nature of their businesses and substances handled. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy infrastructure companies. The rapid expansion of AI computing and data center capacity is generating significant new demand for power generation, transmission, and fuel supply infrastructure. Energy infrastructure companies that serve or seek to serve this growing market may face additional risks, including uncertainty regarding the pace and scale of data center power demand, potential shifts in the types of generation favored by data center operators (such as nuclear, natural gas, or renewable energy), delays in grid interconnection and permitting, and exposure to the capital expenditure cycles of a concentrated group of hyperscale technology customers. A slowdown in AI adoption, advances in AI model efficiency that reduce power intensity, or a broader reassessment of commercial returns from AI deployment could reduce the anticipated demand for energy infrastructure investments, adversely affecting the revenues and valuations of energy infrastructure companies in which the Fund invests.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1900 Market Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19103
City Area Code		215
Local Phone Number		405-5700
Contact Personnel Name		Lucia Sitar, Esq.
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Dividends [Text Block]

Limitations on Distributions

If any preferred shares are outstanding, holders of Common Shares will not be entitled to receive any distributions from the Fund unless the Fund has paid all accumulated distributions on preferred shares and unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to such distributions.

If any senior securities representing indebtedness are outstanding, holders of Common Shares will not be entitled to receive any distributions from the Fund, unless the Fund has paid all accrued interest on such indebtedness and unless asset coverage (as defined in the 1940 Act) with respect to any outstanding indebtedness would be at least 300% after giving effect to such distributions. See “Leverage.”

Security Voting Rights [Text Block]

Voting Rights

Each outstanding common share entitles the holder to one vote on all matters submitted to a vote of shareholders, including the election of Trustees. The presence of the holders, in person or by proxy, of shares of beneficial interest entitled to cast a majority of all the votes entitled to be cast (without regard to class) will constitute a quorum at a meeting of shareholders, except with respect to any matter that, under applicable statutes or regulatory requirements of the Declaration of Trust, requires approval by a separate vote of the holders of one or more classes of shares of beneficial interest, in which case the presence in person or by proxy of the holders of shares of beneficial interest entitled to case a majority of the votes entitled to be cast by each such class on such a matter shall constitute a quorum. The Declaration of Trust provides that, except as otherwise provided in the Bylaws, Trustees will be elected by the affirmative vote of the holders of a majority of the shares of beneficial interest outstanding and entitled to vote thereon. The Bylaws provide that Trustees are elected by a plurality of all the votes cast at a meeting of shareholders duly called and at which a quorum is present. There is no cumulative voting in the election of Trustees. Consequently, at each annual meeting of shareholders, the holders of a majority of the outstanding shares of beneficial interest entitled to vote will be able to elect all of the successors of the class of Trustees whose terms expire at that meeting. Pursuant to the 1940 Act, holders of preferred shares will have the right to elect two Trustees at all times. Pursuant to the Declaration of Trust and Bylaws, the Board of Trustees may amend the Bylaws to alter the vote required to elect Trustees.

Security Liquidation Rights [Text Block]

Liquidation Rights

Common shareholders are entitled to share ratably in the assets legally available for distribution to shareholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of the Fund’s shares of beneficial interest, including any preferred shares. The rights of common shareholders upon liquidation, dissolution or winding up would be subordinated to the rights of senior securities representing indebtedness and, if any, the holders of any preferred shares with preferential rights.

Security Preemptive and Other Rights [Text Block]		Holders of Common Shares have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All Common Shares have equal distribution, liquidation and other rights.
Outstanding Security, Title [Text Block]				Common Shares
Outstanding Security, Authorized [Shares]				100,000,000
Outstanding Security, Held [Shares]				0
Outstanding Security, Not Held [Shares]				31,637,267.427069
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
Security Dividends [Text Block]

Distributions

Holders of any Preferred Shares will be entitled to receive cash distributions, when, as and if authorized by the Board and declared by the Fund, out of funds legally available therefor. The prospectus for any preferred shares will describe the distribution payment provisions for those shares. Any distributions so declared and payable will be paid to the extent permitted under applicable Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the Common Shares.

Limitations on Distributions

If the Fund has senior securities representing indebtedness outstanding, holders of Preferred Shares will not be entitled to receive any distributions from the Fund unless asset coverage (as defined in the 1940 Act) with respect to outstanding debt securities and preferred shares would be at least 200% after giving effect to such distributions. See “Leverage.”

Security Voting Rights [Text Block]

Voting Rights

Except as otherwise indicated in the Declaration of Trust or Bylaws, or as otherwise required by applicable law, holders of any preferred shares may have voting rights, when and if authorized by the Board of Trustees.

The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the Trustees at any time two years' accumulated distributions on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of shares of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in the Fund's fundamental investment restrictions. See “Certain Provisions of The Fund’s Declaration of Trust and Bylaws.” As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that any of the Fund's preferred shares are outstanding.

The affirmative vote of the holders of a majority of any outstanding preferred shares (unless a higher vote is required by the rules of any stock exchange or automated quotation system on which the Fund's preferred shares may be listed or traded), voting as a separate class, generally will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]

Liquidation Rights

In the event of any voluntary or involuntary liquidation, dissolution or winding up, the holders of any Preferred Shares, when and if authorized by the Board, would be entitled to receive a preferential liquidating distribution, before any distribution of assets is made to holders of Common Shares. Preferred Shares, if any, will rank junior to the Fund's debt securities upon liquidation, dissolution or winding up.

[1]	If Common Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[3]	Effective May 27, 2026, the Adviser receives an investment advisory fee based on the Fund’s average daily Managed Assets, computed daily and payable monthly, at the following annual rate: 1.35% of the Fund’s average daily Managed Assets up to $500 million, 1.30% of the Fund’s average daily Managed Assets between $500 million and $1 billion, and 1.25% of the Fund’s average daily Managed Assets in excess of $1 billion. “Managed Assets” is defined as total assets of the Fund, including assets attributable to any form of leverage, minus liabilities (other than debt representing leverage and the aggregate liquidation preference of any preferred stock that may be outstanding).
[4]	The Fund holds certain portfolio company investments through abrdn Global Infrastructure Income Fund BL, LLC (the “Subsidiary”). Such Subsidiary may be subject to U.S. federal and state corporate-level income taxes. The Fund recorded a deferred tax liability of $1,070,482 primarily associated with its subsidiary’s investments in partnerships for the six-months ended March 31, 2026 and $3,007,019 and $1,797,274 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively. Deferred tax assets and liabilities are recorded for losses or income at the Subsidiary using statutory tax rates. A valuation allowance is provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.
[5]	Acquired fund fees and expenses are indirect costs incurred by the Fund as a result of investment in one or more private equity investments and include certain expenses incurred in connection with investments in the State Street Institutional U.S. Government Money Market Fund. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[6]	Data presented are with respect to a short period of time and are not indicative of future performance.
[7]	Source: Bloomberg L.P.
[8]	For the period from July 29, 2020 (commencement of operations) through September 30, 2020.